14. Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable), and reflect: (i) the purchase of authorizations and rights to use radio frequency bands; and (ii) software in use and/or development. Intangibles also include: (i) purchases of the right to use the infrastructure of other companies; (ii) customer lists; (iii) goodwill on purchases of companies; and (iv) costs of commission paid to dealers to obtain new clients.

Amortization charges are calculated on the straight line method over the estimated useful life of the assets contracted and over the terms of the authorizations and, in the case of costs of commission over the term of the agreement, as mentioned in Note (h) below. The estimated useful lives of intangible assets are reviewed regularly.

Any financial charges on funds raised (that is, without a specific purpose) and used to obtain qualifying assets, which are assets that necessarily require a significant time to be ready for use, are capitalized as a portion of the cost of the asset when it is likely to bring future economic benefits for the entity, and such costs can be accurately measured. These costs are amortized throughout the estimated useful lives of the assets.

The amounts of the SMP authorization and rights to use radio frequencies, as well as software, goodwill and other items, were recorded as follows:

(a)    Changes in intangibles

	2016	Additions (amortization)	Transfers	Disposals	Capitalized Interests	2017
Cost of intangible assets, gross
Software rights to use	14,612,475	-	1,345,333	-	-	15,957,808
Authorizations	5,399,023	50,045	942,326	-	-	6,391,394
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	203,892	180,563	-	-	-	384,455
List of clients	95,200	-	-	-	-	95,200
Right to use infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	198,198	17,425	55,064	-	-	270,687
Intangible assets under development	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Total intangible assets, gross	26,028,791	1,932,844	323,625	-	264,292	28,549,552
Accumulated amortization
Software rights to use	(10,880,739)	(1,377,294)	-	(7,358)	-	(12,265,391)
Authorizations	(4,235,831)	(261,927)	-	-	-	(4,497,758)
Cost of deferred commission to dealers	(101,911)	(153,783)	-	-	-	(255,694)
List of clients	(86,800)	(8,400)	-	-	-	(95,200)
Right to use infrastructure of LT Amazonas	(32,621)	(9,910)	-	-	-	(42,531)
Other assets	(58,314)	(22,137)	-	-	-	(80,451)

Total accumulated amortization	(15,396,216)	(1,833,451)	-	(7,358)	-	(17,237,025)

Intangible assets, net
Software rights to use (c)	3,731,736	(1,377,294)	1,345,333	(7,358)	-	3,692,417
Authorizations	1,163,192	(211,882)	942,326	-	-	1,893,636
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (h)	101,981	26,780	-	-	-	128,761
List of clients (e)	8,400	(8,400)	-	-	-	-
Right to use infrastructure of LT Amazonas (f)	165,581	(9,910)	-	-	-	155,671
Other assets	139,884	(4,712)	55,064	-	-	190,236
Intangible assets under development (g)	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Total Intangible assets, net	10,632,575	99,393	323,625	(7,358)	264,292	11,312,527

	2015	Additions (amortization)	Transfers	Disposals	Capitalized Interests	2016
Cost of intangible assets, gross
Software rights to use	13,033,544	29,372	1,551,252	(1,693)	-	14,612,475
Authorizations	5,189,022	152,201	57,800	-	-	5,399,023
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	28,991	174,901	-	-	-	203,892
List of clients	95,200	-	-	-	-	95,200
Right to use infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	167,125	-	31,073	-	-	198,198
Intangible assets under development	3,416,633	1,734,493	(1,640,125)	-	283,581	3,794,582

Total intangible assets, gross	23,655,936	2,090,967	-	(1,693)	283,581	26,028,791
Accumulated amortization
Software rights to use	(9,591,782)	(1,290,650)	-	1,693	-	(10,880,739)
Authorizations	(3,962,749)	(273,082)	-	-	-	(4,235,831)
Cost of deferred commission to dealers	(1,688)	(100,223)	-	-	-	(101,911)
List of clients	(70,000)	(16,800)	-	-	-	(86,800)
Right to use infrastructure of LT Amazonas	(22,711)	(9,910)	-	-	-	(32,621)
Other assets	(47,813)	(10,501)	-	-	-	(58,314)

Total accumulated amortization	(13,696,743)	(1,701,166)	-	1,693	-	(15,396,216)

Intangible assets, net
Software rights to use (c)	3,441,762	(1,261,278)	1,551,252	-	-	3,731,736
Authorizations	1,226,273	(120,881)	57,800	-	-	1,163,192
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (h)	27,303	74,678	-	-	-	101,981
List of clients (e)	25,200	(16,800)	-	-	-	8,400
Right to use infrastructure of LT Amazonas (f)	175,491	(9,910)	-	-	-	165,581
Other assets	119,312	(10,501)	31,073	-	-	139,884
Intangible assets under development (g)	3,416,633	1,734,493	(1,640,125)	-	283,581	3,794,582

Total intangible assets, net	9,959,193	389,801	-	-	283,581	10,632,575

Intangible assets under development represents the cost of projects in progress related to the acquisition of 4G authorizations and/or other intangible assets during their construction and installation, up to the moment they are ready for operations, when they will be transferred to the corresponding accounts for these assets.

(b)    Amortization rates

Annual rate %

Software rights to use	20
Authorizations	5 to 50
Cost of deferred commission to dealers	50
List of clients	18
Right to use infrastructure	5
Other assets	7 to 10

(c)     Software rights to use

The costs associated with maintaining software are recognized as expenses as they are incurred. Identifiable and unique development costs that are directly attributable to the design and testing of software products, and which are controlled by the Group, are recognized as intangible assets when all of the capitalization criteria are met.

Directly attributable costs, which are capitalized as part of the software product, include costs for employees directly allocated to its development.

(d)    Goodwill from previous years

The Company and its subsidiaries have the following goodwill based on expectations of future profitability as at December 31, 2017 and 2016:

Goodwill on acquisition of TIM S.A. - The goodwill arising from the acquisition of TIM S.A. (formerly, Intelig) in December 2009 in the amount of R$210,015 is represented by/based on the subsidiary’s expected profitability. The recoverability of goodwill is tested annually through impairment testing.

Goodwill from acquisitions of TIM Fiber SP and TIM Fiber RJ - TIM Celular acquired, at the end of 2011, Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). These companies were SCM providers to the main municipalities of the Greater São Paulo and Greater Rio de Janeiro areas, respectively.

TIM Fiber SP Ltda. and TIM Fiber RJ. S.A. were merged into TIM Celular S.A. on August 29, 2012.

The subsidiary TIM Celular recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ at the end of the process of purchase price allocation, at the amount of R$1,159,648.

Goodwill on the acquisition of minority interests in TIM Sul and TIM Nordeste - In 2005, the Company acquired all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$157,556.

As required by accounting standards, the Company annually tests the goodwill on business combinations involving TIM Group companies for impairment, and the methods and assumptions used by Management for suchimpairment testing of goodwill are summarized below:

The Company’s Management understands that the smaller cash generating unit used for testing the impairment of goodwill on purchases of the aforementioned companies encompasses the business at a consolidated level, and therefore should be assessed assessment at the level of TIM Participações. This methodology is aligned with the strategic direction of the Company and its subsidiaries, as well as with the market generally, in the sense of integrating the mobile and landline segments, in accordance with the assumptions below:

(i)         At the time of purchase of these companies, the key reason for the purchase was to support and increase the competitiveness of the mobile business, to enter the residential and corporate broad band business, and to access the wholesale market, either directly or through swaps with other market operators in areas where TIM was not yet operating. In previous years, the Company believed that the cash generated by the Fiber and Intelig businesses could be regarded as being independent of the other lines of business, and so the goodwill impairment testing took into account only the cash flow directly related to these CGUs, which no longer makes sense due to the interdependence and/or synergies between mobile, landline and broadband operations;

(ii)       In recent years there has been a migration of the usage of (and revenue from) voice services to data services, internationally and in particular in Brazil. The growing use of data has become a major challenge in terms of infrastructure, since the mobile sites now demand high capacity to provide an efficient data service. The main solution adopted by TIM was to introduce the Fiber to the Site (“FTTS”) approach, connecting towers/sites with a fiber optics network and installing small cells connected to this network, especially in Rio de Janeiro and São Paulo, in order to reduce congestion at mobile sites, increasing the transmission capacity and improving the quality of service. This led to a huge increase in the use of the TIM Fiber and TIM S.A. (Intelig) backbone for mobile services. This sharing of the network between mobile and fixed services makes it impossible to keep cash disbursements for CAPEX and OPEX separate between these two segments;

(iii)      The behavior of telephone services customers is changing to become more data-centered, where customers are always “connected”, using either the operator network or public or private Wi-Fi, made possible as handsets become ever more advanced. Thus the telecoms companies are offering services and data packages to obtain income from the constant usage of data. Introducing offers as packages has made it impossible to separate cash revenue from the mobile segment and the fixed segment; and

(iv)      From an organizational standpoint, the businesses of TIM Fiber and TIM S.A. (Intelig) are totally integrated into the mobile business.

Consequently, the impairment testing of said goodwill used this CGU (TIM Participações) and the value in use method as its basis, with the following principal assumptions:

·                     Percentages of growth in the number of clients, in line with the Company’s business plan, prepared for 3+2 years;

·                     Progressive decrease in the base of clients for prepaid services and, in accordance with the historical trend and the wider market, this is being offset with greater the penetration of postpaid services, in line with the Company’s business plan and prepared for 3+2 years, when the cash flow will stabilize and the growth can be estimated based on a perpetual growth rate;

·                     Operation and maintenance costs estimates considering changes in the base of clients, occasional scale gains and inflation effects. The inflation rate expected by the Company for operational expenses (4.00% p.a. on average) is in line with the estimates prepared by representative market institutions;

·                     Considering that is a going concern business, from the fifth year, a perpetual nominal growth groeth of cash flow of 2.50% p.a. was estimated;

·                     The discount rate (post-tax rate) for estimated future cash flow was 11.10% p.a., 15.24% is the equivalent discount rate to the same value in use excluding the impact of income taxes on future cash flow (pre-tax rate).

The result of impairment testing carried out as at December 31, 2017, showed no evidence of the need to recognize any losses.

 (e)       List of clients

As part of the purchase price allocation process involving the acquisitions of TIM Fiber SP Ltda. and TIM Fiber RJ S.A., contractual rights were identified for the companies acquired to provide future services. These contractual rights were evaluated based on their fair value as at the acquisition date and are being amortized in accordance with their estimated useful life as at the same date.

(f)        Infrastructure use rights - LT Amazonas

The subsidiary TIM Celular signed agreements for the right to use infrastructure with companies that operate electric power transmission lines in Northern Brazil. Such agreements fall within the scope of IFRIC 4 and are classified as financial leases.

Additionally TIM Celular entered into network infrastructure sharing contracts with Telefônica Brasil S.A., also in the Northern Region. Under these contracts, both operators optimize resources and reduce their operational costs (Note 16).

(g)        Auction of and payment for 4G License 700 MHz

Intangible assets in progress are substantially represented by costs for the development of 4G technology, which include: (i) amounts paid to obtain 4G Licenses; (ii) costs for cleaning the 700 MHZ frequency band; and (iii) financial costs capitalized on qualifiable assets, as detailed below:

(i)            On September 30, 2014, TIM Celular purchased Lot 2 in the Auction of the 700 MHz band for the amount of R$1,739 million. In December 2014, the Company paid R$1,678 million. The balance of R$61 million was recorded as a debt, as provided for in the call notice.

TIM Celular is challenging the remaining balance with Anatel, which is subject to interest rates of 1% p.m. and monetary adjustment by IGP-DI. These amounts are capitalized by the Company. The impact on the balance for the year ended December 31, 2017, was R$8,313 (R$8,586 as at December 31, 2016) of interest and R$443 (R$3,659 as at December 31, 2016) of monetary adjustments.

(ii)           Additionally, as determined in the call notice, the Company has borne the costs for the cleaning of the frequency band purchased. The nominal amount due from the Company for the cleaning of the 700 MHZ frequency for the lot purchased was R$904 million. The Company had also an additional cost of R$295 million related to the portion that has not been bought at the auction and that was subsequently split by Anatel among the companies that won the auction, totaling R$1,199 million to be paid.

In order to perform the activities for cleaning the spectrum, in March 2015, TIM, together with the other companies that won the auction, constituted a Redistribution and Digitalization Management Entity for TV and RTV Channels, named “EAD”. From 2015 to 2018, TIM and the other companies that won the auction, will disburse amounts, according to the schedule provided for in the public notice, to afford, by means of the EAD, with the costs related to this cleaning activities. As the amount payable by TIM of R$1,199 million relates to a long term obligation, it was reduced by R$47 million through adjustment to present value (“AVP”). Monthly AVP interest is appropriated, as well as monetary adjustments based on the IGP-DI index. For the year ended December 31, 2017, the impact generated by the appropriation of AVP interest amounted to R$4,073 (R$14,239 as at December 31, 2016), while the impact from indexation was R$20,331 (R$43,619 as at December 31, 2016).

At April 9, 2015 and January 26, 2017, payments in the amounts of R$370,379 and R$858,991, respectively, were made to EAD.

The license mentioned above relates to the concept of a qualifying asset. Consequently, the finance charges on funds raised without a specific purpose, and used to obtain a qualifying asset, are capitalized at the average rate of 9.48% per annum in connection with the borrowing and financing valid for the period. The amount capitalized in the year ended December 31, 2017, was R$251,904 (R$260,756 as at December 31, 2016).

(h)        Cost of deferred commission to dealers

Beginning 2015, the Company launched new offers to corporate clients whereby contracts provide a minimum contract period of 24 months with a penalty clause in the case of early cancellation. This kind of contract allows amounts disbursed on commission to dealers for the acquisition of these clients to be capitalized as intangible assets with finite useful lives. The capitalized costs of these contracts will be amortized over the contract term, net of impairment adjustments.